Commitments and Contingencies - Schedule Contractual Commitments (Details) (10-K)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Consulting [Member]
2020			$ 12,993
Consulting [Member] | CAD [Member]
2020				$ 16,875
Office and Equipment Lease [Member]
2020			38,750
Office and Equipment Lease [Member] | CAD [Member]
2020				50,328
Equipment Lease [Member]
2020	$ 1,759
2021	$ 880		1,846
2022			$ 923
Equipment Lease [Member] | CAD [Member]
2020		$ 2,397
2021		$ 1,199		2,397
2022				$ 1,199